Business and Credit Concentrations (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Sinopec Yizheng Chemical Fibre Company Limited [Member] CNY	Dec. 31, 2012 Sinopec Yizheng Chemical Fibre Company Limited [Member] CNY	Dec. 31, 2011 Sinopec Yizheng Chemical Fibre Company Limited [Member] CNY	Dec. 31, 2013 Jiangyin Huaxing Compound Co Ltd [Member] CNY	Dec. 31, 2012 Jiangyin Huaxing Compound Co Ltd [Member] CNY	Dec. 31, 2011 Jiangyin Huaxing Compound Co Ltd [Member] CNY
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 1,153	6,977	13,543	1,928	6,202	1,860	23	3,069	2,473